Reconciliation of Financial Statements to Form 5500 (Details) - Southern Bank 401(k) Retirement Plan (the Plan) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of net assets available for benefits
Net assets available for benefits per the financial statements	$ 72,158,514	$ 58,848,505
Less: Employer's contributions receivable	1,748,566	1,269,919
Net assets available for benefits per Form 5500	70,409,948	$ 57,578,586
Reconciliation of contributions per the financial statements
Contributions per the financial statements	5,368,375
Add: Employer's contributions receivable at June 30, 2024	1,269,919
Less: Employer's contributions receivable at June 30, 2025	(1,748,566)
Contributions per Form 5500	$ 4,889,728